Accrued liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2024
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2023	13,102,128	722,788	2,317,724	16,142,640
Abandonment costs update	(2,096,927)	—	—	(2,096,927)
Additions (recoveries) (1)	147,826	(44,519)	208,821	312,128
Uses	(765,921)	(150,071)	(380,972)	(1,296,964)
Financial costs and interest	636,308	245,278	50,397	931,983
Fair value adjustment in business combination	32,450	—	—	32,450
Reversal of fields (2)	4,849	—	—	4,849
Foreign currency translation	151,292	24,974	57,536	233,802
Transfers	(608)	(610)	93,435	92,217
Balance as of December 31, 2024	11,211,397	797,840	2,346,941	14,356,178
Current	1,133,919	37,480	449,107	1,620,506
Non-current	10,077,478	760,360	1,897,834	12,735,672
	11,211,397	797,840	2,346,941	14,356,178
(1)	It mainly includes the recognition of provisions related to potential obligations, provision forced environmental at Ecopetrol S.A., among others.
(2)	Corresponds to the abandonment provision associated with the assets delivered to Ecopetrol S.A. of the La Cañada and La Hocha fields.

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2022	10,006,028	898,251	1,852,215	12,756,494
Abandonment costs update (1)	3,465,340	—	—	3,465,340
Additions (2)	71,001	27,250	755,114	853,365
Uses (3)	(680,283)	(905,351)	(382,828)	(1,968,462)
Financial costs and interest (3)	477,491	808,176	45,764	1,331,431
Foreign currency translation	(237,449)	(79,670)	(137,107)	(454,226)
Transfers	—	(25,868)	184,566	158,698
Balance as of December 31, 2023	13,102,128	722,788	2,317,724	16,142,640
Current	1,105,004	70,182	420,063	1,595,249
Non-current	11,997,124	652,606	1,897,661	14,547,391
	13,102,128	722,788	2,317,724	16,142,640
(1)

Main variations in the abandonment cost are due to 1) an increase in activity in Rubiales and Caño Sur, 2) an increase in operating costs in Cira-Infantas fields, and 3) upgrades in the equipment and tariff increases.

(2)	It mainly includes the recognition of provisions related to potential obligations, provision forced environmental at Ecopetrol S.A., among others.
(3)

It mainly includes uses and interest expenses originating from rulings against the claims of Ecopetrol S.A. related to public works contributions. The recognition applied Law 2277 of 2022 with which a benefit was obtained by reducing interest payable to the tax authority by 50%

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Abandonment costs update	(1,730,016)	—	—	(1,730,016)
Additions	93,704	153,786	468,341	715,831
Uses	(607,769)	(41,773)	(354,625)	(1,004,167)
Financial costs	333,688	10,293	17,322	361,303
Foreign currency translation	186,215	81,894	42,085	310,194
Reversal of provision for sale of assets (1)	(188,540)	—	—	(188,540)
Transfers	28,427	(9,915)	41,170	59,682
Balance as of December 31, 2022	10,006,028	898,251	1,852,215	12,756,494
Current	946,675	94,375	492,086	1,533,136
Non-current	9,059,353	803,876	1,360,129	11,223,358
	10,006,028	898,251	1,852,215	12,756,494
(1)

Corresponding to the abandonment provision associated with the assets related to the participation of Ecopetrol S.A. in Asociación Casanare, Estero, Garcero, Orocué and Corocora (CEGOC), which were sold to Perenco Oil and Gas Colombia. This trade closed on August 26, 2022.

Schedule of litigations

	2024	2023
ISA Energía Brasil. Civil contingency: Nullity of merger of EPTE by CTEEP, issued by Joana D Arc Tensol Rodrigues Pereira. It corresponds to a declaratory action in which minority shareholders claim the nullity of the merger of the Paulista Electric Power Transmission Company (EPTE) by the company or, jointly and severally, the declaration of their right to withdraw and the determination of the payment of the redemption value of their shares. In 2023, the process was classified as a contingent liability.	49,577	—
CTEEP Regulatory Contingency: Billing Eletrobras – RBNI Corresponds to the collection action filed by Eletrobras against ISA CTEEP requesting the return of the value charged in excess by the company as part of the payment of the compensation resulting from the extension of Concession Contract No. 059/2001 under Law No. 12,783/201, relating to NI facilities (new investments) that had been transferred to the company by Eletrobras.	38,489	34,846
Unfavorable first instance ruling for Ecopetrol in the process of direct fixing for the damages associated with the hydrocarbon spill that occurred in Guaduas, Vereda Raizal and Cajón, in the property called “La Floresta” in May 2004.	14,245	14,245
Administrative processes of a sanctioning type issued by PRONATEL and OSIPTEL Internexa Peru: Procedure for failure to pay contributions during the years 2011 to 2022 or the provision of the Dark Optical Fiber service.	12,164	10,161
Transelca. Regulatory contingency: Unavailability of service. Compensation for energy not supplied. In June 2020, a shot occurred in the Bay of Line BL2 Sabanalarga-Fundación, at the Sabanalarga substation, 220 kV; the substation went out of operation, as well as other assets operated by Transelca and other third parties, leaving a large region of the Atlantic Coast without electricity service. In accordance with the provisions of Resolution GREC 011 of 2009, numeral 3.8.3, this event may cause the company to pay compensation for energy not supplied.	8,689	8,714
Ecopetrol S.A. as responsible for the damages caused by export activities in influence of the municipalities of Cicuco, Talaigua Nuevo and Mompox.	6,084	5,429

Schedule of unrecorded contingent liabilities

	2024		2023
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Constitutional	75	644,298	115	644,398
Ordinary administrative	148	2,980,078	145	3,092,308
Labor	667	105,142	645	78,432
Civil	44	2,679	57	17,350
Arbitration	1	80,263	1	449,781
Penal	4	22	1	—
	939	3,812,482	964	4,282,269

Schedule of contingent assets

	2024		2023
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Ordinary administrative	113	772,430	94	662,350
Arbitration	1	—	1	300,846
Civil	311	1,074,544	268	31,136
Penal	159	36,418	116	35,561
Labor	526	1,847,242	488	18,424
Constitutional	5	—	6	—
	1,115	3,730,634	973	1,048,317